Non-current financial assets	12 Months Ended
Dec. 31, 2024
Non-current financial assets
Non-current financial assets

11. Non-current financial assets

	December 31,	December 31,
	2024	2023
Security rental deposits	7,089	54,344
Total non‑current financial assets	7,089	54,344

Security rental deposits relate to office space. The applicable interest rate to such deposits is immaterial, and therefore, the value approximates amortized cost.